Supplementary Cash Flow Information - Supplemental Balance Sheet Information (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	$ 4,536,900,000	$ 7,935,000,000	$ 4,219,100,000
Restricted cash	375,900,000	548,500,000
Restricted cash equivalents	201,200,000	286,500,000
Restricted cash and cash equivalents	577,100,000	835,000,000
Cash	2,909,400,000	2,858,300,000
Cash equivalents	2,204,600,000	5,911,700,000
Cash and cash equivalents	5,114,000,000	8,770,000,000
Holding company cash and investments
Entity Information [Line Items]
Restricted cash	600,000	1,700,000
Restricted cash equivalents	0	0
Restricted cash and cash equivalents	600,000	1,700,000
Cash	131,600,000	129,100,000
Cash equivalents	96,100,000	866,300,000
Cash and cash equivalents	227,700,000	995,400,000
Subsidiary cash and short term investments
Entity Information [Line Items]
Restricted cash	359,700,000	218,300,000
Restricted cash equivalents	201,200,000	286,500,000
Restricted cash and cash equivalents	560,900,000	504,800,000
Cash	2,659,800,000	2,355,500,000
Cash equivalents	1,923,900,000	5,028,600,000
Cash and cash equivalents	4,583,700,000	7,384,100,000
Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Restricted cash	0	0
Restricted cash equivalents	0	0
Restricted cash and cash equivalents	0	0
Cash	0	0
Cash equivalents	3,000,000	16,800,000
Cash and cash equivalents	3,000,000	16,800,000
Fairfax India
Entity Information [Line Items]
Restricted cash equivalents	0	0
Restricted cash and cash equivalents	15,600,000	15,500,000
Cash	40,600,000	44,000,000
Cash equivalents	27,100,000	0
Cash and cash equivalents	67,700,000	44,000,000
Fairfax Africa
Entity Information [Line Items]
Restricted cash	0
Restricted cash equivalents	0	0
Restricted cash and cash equivalents	0	313,000,000
Cash	77,400,000	329,700,000
Cash equivalents	154,500,000	0
Cash and cash equivalents	231,900,000	329,700,000
Cash
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	2,533,500,000	2,309,800,000
Cash | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	131,000,000	127,400,000
Cash | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	2,300,100,000	2,137,200,000
Cash | Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	0	0
Cash | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	25,000,000	28,500,000
Cash | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	77,400,000	16,700,000
Cash equivalents
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	2,003,400,000	5,625,200,000
Cash equivalents | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	96,100,000	866,300,000
Cash equivalents | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	1,722,700,000	4,742,100,000
Cash equivalents | Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	3,000,000	16,800,000
Cash equivalents | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	27,100,000	0
Cash equivalents | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	154,500,000	0
Total
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	4,536,900,000	7,935,000,000
Total | Holding company cash and investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	227,100,000	993,700,000
Total | Subsidiary cash and short term investments
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	4,022,800,000	6,879,300,000
Total | Subsidiary assets pledged for short sale and derivative obligations
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	3,000,000	16,800,000
Total | Fairfax India
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	52,100,000	28,500,000
Total | Fairfax Africa
Entity Information [Line Items]
Cash and cash equivalents as presented on the consolidated statements of cash flows	$ 231,900,000	$ 16,700,000